PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 219,141	$ 102,246
Additions to property and equipment	1,637,305	912,355	$ 283,998
Disposals of property and equipment	5,667	2,822	$ 1,310
Cost of property and equipment held under capital lease	265,781	266,540
Accumulated depreciation and amortization of property and equipment held under capital lease	$ 711	$ 115